EARNINGS PER SHARE (Details) - ARS ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EARNINGS PER SHARE
Income attributable to shareholders of the group	$ 3,499,882	$ (2,929,201)	$ (6,341,497)
Weighted average of ordinary shares (thousands)	456,722	456,722	456,722
Income per share	$ 7.66	$ (6.41)	$ (13.88)